Stockholders’ Equity (Details) - USD ($)																										1 Months Ended																						3 Months Ended			12 Months Ended
	Mar. 07, 2022	Mar. 01, 2022	Jan. 06, 2022	Jan. 01, 2022	Dec. 14, 2021	Dec. 03, 2021	Nov. 15, 2021	Nov. 05, 2021	Oct. 25, 2021	Aug. 15, 2021	Jul. 15, 2021	Feb. 04, 2021	Feb. 03, 2021	Feb. 01, 2021	Jan. 14, 2021	Dec. 14, 2020	Oct. 08, 2020	Sep. 11, 2020	Aug. 15, 2020	Jul. 03, 2020	May 13, 2020	May 07, 2020	Mar. 13, 2020	Mar. 05, 2020	Jan. 06, 2020	Feb. 24, 2022	Nov. 29, 2021	Sep. 15, 2021	Aug. 26, 2021	Jul. 20, 2021	Jun. 17, 2021	Mar. 17, 2021	Feb. 26, 2021	Feb. 18, 2021	Dec. 29, 2020	Dec. 21, 2020	Sep. 30, 2020	Sep. 15, 2020	Aug. 31, 2020	Aug. 21, 2020	Aug. 17, 2020	Jul. 17, 2020	Jun. 29, 2020	Jun. 18, 2020	Mar. 19, 2020	Jan. 30, 2020	Dec. 31, 2018	Mar. 31, 2022	Mar. 30, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Jul. 17, 2021	Jul. 09, 2021	May 24, 2021	Apr. 21, 2021	Apr. 10, 2021	Mar. 28, 2021	Feb. 08, 2021	Jan. 20, 2021	Jul. 13, 2020	Jul. 17, 2018
Stockholders’ Equity (Details) [Line Items]
Shares of capital stock																																																120,000,000														35,000,000
Designated of common stock shares																																																100,000,000														15,000,000
Common stock, par value									$ 0.001																																							$ 0.001														$ 0.001
Designated of preferred stock																																																20,000,000														20,000,000
Preferred stock, par value																																																$ 0.001														$ 0.001
Designated shares																																																				$ 243,741
Shares issued and outstanding																																																500
Common stock per share																																																						$ 3.4
Restricted common stock issued, shares					211	194	13,392	25,000																			101,097	793						10,417
Gain/Loss on settlement of vendor liabilities																											$ 33,217
Fair value of services					$ 452	$ 429	$ 41,917	$ 85,750																			$ 246,676	$ 2,500						$ 50,002															$ 863
Accrued but unpaid																																						$ 967,518										$ 33,110
Gross proceeds	$ 2,659,750								$ 3,407,250
Aggregate common stock shares	1,519,857								850,000																																													750,000
Aggregate purchase warrant	1,519,857
Exercise price	$ 1.75								$ 4.5																													$ 4.5																									$ 18
Restricted common stock issued																																																$ 75,000
Restricted common stock																																																	731	13,113								16,275	31,782		40,000
Grant options																																															11,667						11,667
Fair value																																															$ 57,123						$ 57,123			$ 34,500	$ 3,587	$ 69,332		$ 7,502	$ 192,000
Unvested employee options, description																																																As of March 31, 2022, there was $1,649,068 of total unrecognized compensation expense related to unvested employee options granted under the Company’s share-based compensation plans that is expected to be recognized over a weighted average period of approximately 0.89 year.			As of December 31, 2021, there was $3,197,018 of total unrecognized compensation expense related to unvested employee options granted under the Company’s share-based compensation plans that is expected to be recognized over a weighted average period of approximately 1.23 year.
Additional warrants																																																67,173
Deemed dividend																																																$ 81,728			$ 410,750	3,135,702
Issuance shares of common stock																																																														100,000,000
Issuance of preferred stock																																																														20,000,000
Reverse stock split, description																																									On August 17, 2020, following board of director’s approval, the Company filed a Certificate of Change to its Articles of Incorporation (the “Amendment”), with the Secretary of State of the State of Nevada to effectuate a one-for-twenty (1:3) reverse stock split (the “Reverse Stock Split”) of its common stock, par value $0.001 per share, without any change to its par value.
Converted shares																																																			7,278
Share based payments																																																1,080,792		$ 1,570,239	$ 9,661,168	6,861,163
Principal																																						$ 7,325,000
Debt obligations																																						500,000
Common stock shares																																						2,744,288
Warrants issued																																						331,456													19,950
Lenders notes totaling																																						$ 20,000
Loss on debt extinguishment																																						$ 4,915,327										147,256		203,578	$ 1,025,555	$ (5,586,482)
Underwritten public offering																																						1,725,000
Option to purchase shares																																						258,750
Warrants to purchase																																						258,750
Underwriting discounts and commissions.																	$ 2,588
Additional common stock																															112,500																									10,000
Stock based compensation expense																																																			$ 99,908
Total common stock shares																																																									1,048			2,092
Vendor liabilities																																																		43,667									$ 125,000
Loss on settlement of vendor liabilities																																																		$ 12,719
Net proceeds to the company																															$ 2,213,500
Warrants issued																															46,667																				1,137,575	3,922
Warrant exercise price																															$ 5.4
Additional shares of common stock																																																							954,568
Outstanding vendor liabilities																											576,783
Restricted stock unit grants																						$ 2,500,000
Fair market value percentage																						100.00%
Options previously issued																					152,992
Issued common stock																					229,491
Exchange of options to stock																					$ 1,117,031
Weighted average remaining life																																																			1 year 2 months 23 days
Additional warrant issued																	258,750																																		127,801
Fair value of Warrants																																																			$ 3,258,955	$ 37,927
Received exercise of warrants																																																			9,487,223
Warrants issued																															80,000
Stock-based compensation for stock warrants																																																			129,375	4,229
Stock-based compensation for stock warrants																																																			480,863
Share-based awards, restricted stock award, description												the Company shall pay each member of the Board, for each calendar quarter during which such member continues to serve on the Board, compensation as a group amounts to $62,500 per quarter. The shares vest one year after issuance.
Stock-based compensation for RSA’s amount																																																			$ 391,035
Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Restricted common stock issued, shares			8,850	8,590						820	715		1,929	50,000	30,000	10,417			6,167	15,000				2,153	1,412	50,000		793	348	2,154		9,624	291	10,000		8,371	7,979		1,866	20,000		6,667		50,000	20,000	50,000
Restricted common stock issued to settle liabilities, value				$ 20,297																				$ 25,000	$ 12,500																				$ 72,048
Gain/Loss on settlement of vendor liabilities				$ 369																				$ 1,098	$ 4,233																				$ 122,953
Fair value of services			$ 19,736							$ 2,500	$ 2,500		$ 8,198	$ 196,000	$ 133,200	$ 38,647			$ 50,693	$ 204,300								$ 2,500	$ 999	$ 8,570		$ 49,371	$ 1,499	$ 48,000		$ 31,323	$ 21,304		$ 15,842	$ 180,000				$ 525,000		$ 585,000
Fair value exchange services																										$ 69,000
Share based payments																																																				$ 585,000
Conversion of warrant, description																							The company agreed to exchange 5,833 warrants for 5,000 shares of the company common stock. In connection with this agreement the company recorded a loss on conversion of warrants to stock of $5,772.																				The company agreed to exchange 5,833 warrants for 2,239 shares of the company common stock and $10,000.
Outstanding vendor liabilities																																																		44,895	294,895	23,565
Stock-based compensation for stock warrants																																																				$ (7)
Treasury Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Cancelled shares																																																				50,650
Stock-based compensation for stock warrants
Warrant [Member]
Stockholders’ Equity (Details) [Line Items]
Deemed dividend																																																				18,421
Warrants issued																																																			2,250,691
Warrant to purchase of common stock																																																			2,414,218
Maximum [Member]
Stockholders’ Equity (Details) [Line Items]
Share holders in the case of ISOs																						110.00%
Minimum [Member]
Stockholders’ Equity (Details) [Line Items]
Share holders in the case of ISOs																						10.00%
Stock Option [Member]
Stockholders’ Equity (Details) [Line Items]
Stock option																																																$ 1,027,083
Share based payments																																																			$ 7,616,195	$ 4,092,013
September 2020 Equity Raise [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price																																																			$ 4.5
Principal																																																			$ 3,183,667
Debt obligations																																																			768,204
Common stock exercise price.																																																			$ 4.5
Warrant expiring																																																			5 years
Underwriting discounts and commissions.																																																			$ 7,762,500
Warrants to purchase.																																																			570,416
Resulting in contingent BCF value																																																			$ 3,051,810
IPO [Member] | September 2020 Equity Raise [Member]
Stockholders’ Equity (Details) [Line Items]
Price per unit																																																			$ 4.5
Series E Convertible Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, par value																																																$ 1,000
Designated shares																																																$ 8,000
Common stock per share																																																$ 4.12
Series E Convertible Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price																																			$ 4.5
Preferred stock, description																																			the Company entered into securities purchase agreements with thirty-three accredited investors whereby the Investors have agreed to purchase from the Company an aggregate of 7,778 shares of the Company’s Series E Convertible Preferred Stock, par value $0.001 per share and 2,831,715 warrants to purchase shares of the Company’s common stock, par value $0.001 per share. The Series E Preferred Stock is convertible into a total of 1,887,810 shares of Common Stock. The combined purchase price of one Conversion Share and one and a half warrant was $4.12. The aggregate purchase price for the Series E Preferred Stock and warrants was $7,777,777. The Company has recorded $817,353 to stock issuance costs, which are part of Additional Paid-in Capital.
Warrants, description																																			The placement agent for the transaction and received cash compensation equal to 10% of the aggregate purchase price and warrants to purchase 471,953 shares of the Company’s common stock, at an exercise price of $5.15 per share (the “PA Warrants”). The PA Warrants are exercisable for a term of five-years from the date of issuance.
Subscription receivable																																																			$ 40,000
Issuance cost																																																			$ 4,225
Converted shares																																																			1,766,449
Warrants issued																																																			486,516
Securities purchase agreements [Member]
Stockholders’ Equity (Details) [Line Items]
Securities purchase agreement, description		the Company entered into securities purchase agreements with twenty-eight (28) accredited investors whereby, at the closing, such investors purchased from the Company an aggregate of 1,401,457 shares of the Company’s common stock and (ii) 1,401,457 warrants to purchase shares of common stock, for an aggregate purchase price of $2,452,550. Such warrants are exercisable for a term of five-years from the date of issuance, at an exercise price of $1.75 per share. The Company has recorded $40,000 to stock issuance costs, which are part of Additional Paid-in Capital.
Settlement of Vendor Liabilities [Member]
Stockholders’ Equity (Details) [Line Items]
Restricted common stock issued, shares																											250,000
The Second February 2020 [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Convertible note outstanding																		$ 125,000
Convertible note outstanding interest																		34,722
February 2019 [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Convertible note outstanding																		$ 70,542
Convertible note outstanding principal																		$ 112,888
Convertible note outstanding interest																		64,124
Convertible Notes [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants issued																																																				214,080
Fair value of Warrants																																																				$ 1,520,449
Notes Payable – Related Party [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants issued																																																				289
Fair value of Warrants																																																				$ 3,342